STATEMENTS OF FINANCIAL CONDITION - EBP 2012 Employee Stock Purchase Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Participant contributions due from Flotek Industries, Inc.	$ 915	$ 0
Total assets	915	0
LIABILITIES:
Refunds due to participants	915	0
Total liabilities	915	0
PLAN EQUITY	$ 0	$ 0